UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Laurie D. Neat

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM Semi-annual report for the six months ended April 30, 2018

A balanced fund with
a global scope

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 2/1/11)

Reflecting 5.75% maximum sales charge	3.03%	5.17%	5.67%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.86% for Class A shares as of the prospectus dated January 1, 2018. The expense ratio was restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2018, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.18%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Global equity markets were volatile over the six months ended April 30, 2018, as trade tensions, rising interest rates and mounting inflation pressures stoked worries among investors. The MSCI ACWI (All Country World Index), which measures global equity markets, gained 3.56%. Fixed income markets were mixed with U.S. Treasuries falling sharply as yields climbed on higher inflation expectations. The Bloomberg Barclays Global Aggregate Index, which measures investment-grade bonds (rated BBB-/Baa3 and above),1 returned 1.19%.

For the six-month period, American Funds Global Balanced Fund gained 2.58%. The return included dividends totaling 31 cents per share and a capital gain distribution of 48 cents per share paid last December. The fund’s peer group, represented by the Lipper Flexible Portfolio Funds Index, rose 1.82%. The 60%/40%

Results at a glance

For periods ended April 30, 2018, with all distributions reinvested.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	2.58%	8.49%	5.91%	6.54%
MSCI ACWI (All Country World Index)[2]	3.56	14.16	8.80	7.96
Bloomberg Barclays Global Aggregate Index[3]	1.19	4.09	0.89	1.81
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[2,3,4]	2.67	10.11	5.69	5.62
Lipper Flexible Portfolio Funds Index[5]	1.82	8.36	6.42	6.54

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness.
[2]	Source: MSCI. MSCI ACWI results reflect dividends net of withholding taxes. The index is a free float-adjusted market-capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets.
[3]	Source: Bloomberg Index Services Ltd.
[4]	The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI with the Bloomberg Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[5]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global Balanced Fund	1

MSCI ACWI/Bloomberg Barclays Global Aggregate Index, which blends the stock and bond indexes at 60% and 40%, respectively, gained 2.67%. We are pleased that over its lifetime the fund has returned an annualized 6.54%, outpacing the previously mentioned 60%/40% blend’s 5.62% lifetime return.

Market review

Stocks rose early in the period. The reduction in the U.S. corporate tax rate lifted earnings expectations for many companies, while U.S. employment growth continued to be solid. After a strong January, sentiment shifted abruptly in February, when equity markets fell sharply because of concerns about new trade tariffs, signs of budding inflation and higher U.S. interest rates.

U.S. stocks rose with the unmanaged Standard & Poor’s 500 Composite Index, a market-capitalization-weighted index based on the results of approximately 500 widely held stocks, climbing 3.82%. In global markets, energy companies led all sectors, gaining 10.21% as oil prices rose. Consumer discretionary stocks advanced 9.07%, led by Amazon and Netflix. In contrast, more defensive, higher yielding sectors lagged, including utilities, which lost 1.78%, and consumer staples, which fell 1.03%.

European equities were little changed in local currency terms but rose in U.S. dollars. Eurozone economic data continued to improve as unemployment fell to 8.6% in January. Meanwhile, emerging market stocks advanced on higher commodity prices and solid economic growth in China.

Globally, bonds rose modestly, driven to an extent by movements in the U.S. dollar. European government bonds were basically flat. In contrast, rising interest rates led to modest losses in the U.S. market, and the U.S. dollar weakened against most currencies.

Portfolio review

Over the six months, the fund delivered a positive return that was essentially in line with its unmanaged 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blend. The fund strives for the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. Our equity portfolio has tended to be somewhat more defensively positioned than the broader market because of our concerns about valuations and geopolitical risk. Over the long term, we believe the fund’s focus on principal conservation and income can prove valuable when market sentiment reverses or geopolitical tensions flare.

During the period, stock selection in the consumer discretionary and health care sectors supported results. Select investments within the materials sector also helped. The portfolio’s holdings in the energy sector were boosted by higher oil

2	American Funds Global Balanced Fund

prices. In contrast, the fund’s investments in consumer staples and industrials stocks detracted.

Among the 10 largest equity holdings, eight rose in price over the period. Royal Dutch Shell, TOTAL and Canadian Natural Resources benefited from higher oil prices. Drugmaker AbbVie advanced on positive clinical trial results and strong earnings. Rio Tinto shares gained on higher iron ore production, while French gas and power utility ENGIE climbed after announcing a larger-than-expected dividend. Zurich Insurance Group and Netflix also rose. In contrast, tobacco company Imperial Brands and Spanish lender Banco Santander declined.

The road ahead

Despite a strong earnings outlook, equity valuations in the U.S. remain stretched. Given rather full valuations, we believe equity markets remain vulnerable to pullbacks from geopolitical risks, including Middle East and trade tensions. In this environment, we are focusing on select companies in all sectors and countries that are attractively valued, have strong business models and can benefit from specific growth trends in the global economy. We continue to find more favorable opportunities outside the U.S. The fund remains invested in select biotech and pharmaceutical companies with promising research pipelines. Portfolio managers also have targeted insurance and financial services firms that may benefit from rising demand among Asian consumers. Select energy and mining firms are also a focus.

Within fixed income, managers are slightly cautious on credit and duration in the major markets. They continue to hold inflation-protected securities as an additional hedge on rising U.S. inflation. They are finding value in smaller markets such as India, South Korea, Malaysia, Poland and Mexico.

We welcome new shareholders to the fund, and we thank you for your trust. We look forward to reporting to you again in six months.

Cordially,

Eric S. Richter
Vice Chairman

June 18, 2018

For current information about the fund, visit americanfunds.com.

American Funds Global Balanced Fund	3

Summary investment portfolio April 30, 2018	unaudited

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Financials	9.26%
Energy	8.18
Information technology	6.99
Health care	6.96
Consumer staples	6.29

Currency diversification				Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	23.46%	19.51%	1.00%	4.74%	48.71%
Euros	9.80	4.74	.26	—	14.80
British pounds	9.16	.66	(.02)	—	9.80
Japanese yen	3.10	3.22	1.52	—	7.84
Swiss francs	3.68	—	.14	—	3.82
Hong Kong dollars	3.07	—	—	—	3.07
Canadian dollars	2.54	.34	(.34)	—	2.54
South Korean won	1.91	.49	(.22)	—	2.18
Mexican peso	—	1.28	(.04)	—	1.24
Indian rupee	.75	.86	(.65)	—	.96
Other currencies	2.44	3.89	(1.29)	—	5.04
Total					100.00

Common stocks 59.75%	Shares	Value (000)
Financials 9.26%
Zurich Insurance Group AG1	579,125	$184,736
Banco Santander, SA1	26,494,957	170,831
UBS Group AG1	8,116,627	136,371
HDFC Bank Ltd.[1]	3,701,520	111,304

4	American Funds Global Balanced Fund

	Shares	Value (000)
Prudential PLC[1]	4,084,495	$104,757
Other securities		799,516
		1,507,515

Energy 8.18%
Royal Dutch Shell PLC, Class B1	4,041,400	144,366
Royal Dutch Shell PLC, Class A1	3,318,207	115,333
TOTAL SA1	3,356,427	210,772
Canadian Natural Resources, Ltd.	4,792,000	172,877
BP PLC[1]	17,491,351	129,233
Enbridge Inc.[1,2]	3,049,288	91,902
Other securities		466,508
		1,330,991

Information technology 6.99%
Intel Corp.	3,120,500	161,080
Microsoft Corp.	1,692,000	158,236
Alibaba Group Holding Ltd. (ADR)[3]	869,100	155,169
Broadcom Inc.	421,800	96,769
Tencent Holdings Ltd.[1]	1,865,800	91,604
Samsung Electronics Co., Ltd.[1]	36,609	90,833
Other securities		384,471
		1,138,162

Health care 6.96%
AbbVie Inc.	2,192,600	211,696
Novartis AG1	2,193,950	168,750
Abbott Laboratories	2,554,879	148,515
Stryker Corp.	560,150	94,901
Amgen Inc.	539,946	94,210
Other securities		414,670
		1,132,742

Consumer staples 6.29%
Imperial Brands PLC[1]	6,347,600	226,655
British American Tobacco PLC[1]	2,536,000	139,359
British American Tobacco PLC (ADR)	454,516	24,826
Altria Group, Inc.	2,198,795	123,374
Philip Morris International Inc.	1,498,959	122,915
Nestlé SA1	1,409,291	108,951
Pernod Ricard SA1	551,000	91,390
Other securities		186,819
		1,024,289

Consumer discretionary 4.97%
Netflix, Inc.[3]	657,550	205,458
Hyundai Motor Co.[1]	804,975	120,416
Other securities		482,688
		808,562

Industrials 3.35%
General Dynamics Corp.	566,300	114,002
Other securities		431,195
		545,197

American Funds Global Balanced Fund	5

Common stocks (continued)	Shares		Value (000)
Utilities 3.18%
ENGIE SA1		7,475,677	$131,016
ENGIE SA, bonus shares[1]		2,245,759	39,358
Iberdrola, SA, non-registered shares[1]		12,397,651	95,573
Other securities			251,497
			517,444

Telecommunication services 2.75%
Verizon Communications Inc.		3,055,000	150,764
Other securities			297,503
			448,267

Materials 2.38%
Rio Tinto PLC[1]		3,533,200	191,446
Vale SA, ordinary nominative (ADR)		6,867,954	95,052
Other securities			100,265
			386,763

Real estate 0.68%
Other securities			109,784

Miscellaneous 4.76%
Other common stocks in initial period of acquisition			774,875

Total common stocks (cost: $8,263,366,000)			9,724,591

Preferred securities 0.06%
Financials 0.06%
Other securities			8,743

Total preferred securities (cost: $6,859,000)			8,743

Convertible stocks 0.10%
Other 0.10%
Other securities			17,258

Total convertible stocks (cost: $19,671,000)			17,258

Bonds, notes & other debt instruments 35.35%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 16.17%
Germany (Federal Republic of) 0.50% 2027		€94,640	114,325
Germany (Federal Republic of) 0.50%–2.50% 2028–2048		67,620	91,752
Japan, Series 346, 0.10% 2027		¥11,220,000	103,359
Japan 0.10%–2.30% 2021–2047[4]		43,371,388	420,417
Poland (Republic of) 3.25% 2026		$7,700	7,503
Poland (Republic of) 2.00%–5.75% 2020–2026	PLN	602,310	182,712
Portuguese Republic 2.88%–4.13% 2025–2030		€129,058	181,482
United Mexican States 4.35% 2047		$4,250	3,768

6	American Funds Global Balanced Fund

	Principal amount (000)		Value (000)
United Mexican States 4.00%–10.00% 2020–2040[4]	MXN	4,011,955	$207,875
Other securities			1,318,363
			2,631,556

U.S. Treasury bonds & notes 11.67%
U.S. Treasury 9.85%
U.S. Treasury 1.125% 2019		$108,500	107,522
U.S. Treasury 1.75% 2022		176,135	169,308
U.S. Treasury 1.875% 2022		170,147	163,933
U.S. Treasury 2.50% 2023		101,200	99,868
U.S. Treasury 2.625% 2023		92,070	91,430
U.S. Treasury 2.75% 2023		92,200	92,041
U.S. Treasury 1.13%–3.00% 2019–2048[5]		908,880	879,446
			1,603,548

U.S. Treasury inflation-protected securities 1.82%
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]		110,036	106,646
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2022–2044[4]		192,494	189,199
			295,845

Total U.S. Treasury bonds & notes			1,899,393

Corporate bonds & notes 6.93%
Health care 0.98%
AbbVie Inc. 2.50%–4.50% 2020–2035		17,287	16,658
Other securities			142,775
			159,433

Consumer staples 0.68%
British American Tobacco PLC 2.30%–4.39% 2020–2037[2]		54,670	53,022
Reynolds American Inc. 4.00%–4.45% 2022–2025		4,860	4,923
Other securities			51,751
			109,696

Information technology 0.16%
Microsoft Corp. 2.40%–3.30% 2026–2027		12,720	12,230
Other securities			14,461
			26,691

Other corporate bonds & notes 5.11%
Other securities			831,058

Total corporate bonds & notes			1,126,878

Mortgage-backed obligations 0.58%
Other securities			94,615

Total bonds, notes & other debt instruments (cost: $5,795,854,000)			5,752,442

Short-term securities 5.03%
Bank of Nova Scotia 1.75% due 5/9/2018[2]		44,700	44,681
Federal Home Loan Bank 1.61%–1.70% due 5/4/2018–6/14/2018		215,000	214,704
Liberty Street Funding Corp. 1.77%–2.31% due 5/1/2018–7/19/2018[2]		45,000	44,899
Mizuho Bank, Ltd. 1.88%–2.00% due 5/10/2018–5/25/2018[2]		122,100	122,002

American Funds Global Balanced Fund	7

Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.57%–1.75% due 7/12/2018–7/19/2018	$69,700	$69,439
Other securities		323,840

Total short-term securities (cost: $819,467,000)		819,565
Total investment securities 100.29% (cost: $14,905,217,000)		16,322,599
Other assets less liabilities (0.29)%		(47,973)

Net assets 100.00%		$16,274,626

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2018 (000)
GBP15,497	EUR17,754	JPMorgan Chase	5/3/2018	$(107)
GBP20,295	EUR23,250	JPMorgan Chase	5/4/2018	(139)
NOK111,700	USD14,450	Bank of America, N.A.	5/4/2018	(524)
GBP15,436	USD22,000	Citibank	5/4/2018	(745)
USD33,594	INR2,192,700	JPMorgan Chase	5/7/2018	764
USD14,984	ILS52,300	JPMorgan Chase	5/9/2018	443
USD8,221	ZAR99,000	UBS AG	5/9/2018	289
USD7,589	BRL25,000	Citibank	5/23/2018	469
USD7,106	PLN24,300	JPMorgan Chase	5/23/2018	181
USD8,494	CAD10,700	Citibank	5/23/2018	156
USD21,145	MYR82,000	JPMorgan Chase	5/24/2018	264
USD8,638	ILS30,400	Bank of America, N.A.	5/24/2018	178
USD5,630	AUD7,250	Bank of America, N.A.	5/24/2018	172
USD20,607	CAD26,290	Goldman Sachs	5/24/2018	121
USD2,758	CAD3,500	Bank of America, N.A.	5/24/2018	31
JPY5,050,732	USD47,352	JPMorgan Chase	5/24/2018	(1,075)
JPY6,261,906	USD58,592	Goldman Sachs	5/24/2018	(1,217)
USD28,562	PLN97,875	Bank of America, N.A.	5/25/2018	669
USD8,756	INR574,000	Bank of America, N.A.	5/25/2018	180
USD6,889	CZK143,000	JPMorgan Chase	5/25/2018	133
USD14,288	INR955,000	Citibank	5/25/2018	20
EUR2,558	USD3,160	Bank of America, N.A.	5/25/2018	(66)
JPY1,032,361	USD9,745	Citibank	5/25/2018	(285)
EUR38,533	USD47,485	Citibank	5/25/2018	(864)
USD10,658	COP29,860,257	JPMorgan Chase	5/29/2018	30
USD21,439	KRW23,205,800	Bank of America, N.A.	5/29/2018	(304)
EUR11,766	USD14,620	Bank of America, N.A.	5/29/2018	(380)
GBP7,109	USD10,230	Bank of America, N.A.	5/30/2018	(428)
USD33,879	AUD43,650	Citibank	5/31/2018	1,015

8	American Funds Global Balanced Fund

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2018 (000)

USD17,186	CAD21,625	Bank of America, N.A.	5/31/2018	$332
USD7,155	CAD9,000	UBS AG	5/31/2018	141
USD25,097	INR1,690,000	Citibank	5/31/2018	(135)
JPY1,606,510	USD15,039	Bank of America, N.A.	5/31/2018	(312)
JPY2,988,388	USD27,958	JPMorgan Chase	5/31/2018	(563)
EUR22,949	USD28,400	Bank of America, N.A.	5/31/2018	(622)
JPY6,887,482	USD64,436	JPMorgan Chase	5/31/2018	(1,298)
NOK32,805	USD4,235	Citibank	6/5/2018	(140)
NOK43,571	USD5,623	JPMorgan Chase	6/5/2018	(185)
JPY3,140,071	USD29,357	UBS AG	6/5/2018	(562)
USD8,403	INR555,238	Goldman Sachs	6/6/2018	118
USD7,004	MXN129,600	Bank of America, N.A.	6/6/2018	116
CHF9,278	USD9,585	Goldman Sachs	6/6/2018	(191)
CHF12,310	USD12,714	Bank of America, N.A.	6/6/2018	(251)
EUR22,273	USD27,587	UBS AG	6/6/2018	(613)
USD32,854	MYR129,000	JPMorgan Chase	6/7/2018	18
USD28,476	PLN98,800	JPMorgan Chase	6/8/2018	312
USD15,774	GBP11,300	Bank of America, N.A.	6/8/2018	187
USD27,065	EUR22,275	Citibank	6/8/2018	84
USD12,910	ILS46,300	Bank of America, N.A.	6/14/2018	9
USD69,712	GBP49,000	JPMorgan Chase	6/22/2018	2,075
USD16,496	INR1,100,600	Citibank	9/24/2018	266
USD16,934	BRL57,000	Citibank	11/29/2018	945
USD3,835	BRL12,950	Citibank	11/29/2018	203
USD16,380	BRL55,250	Citibank	2/25/2019	974
USD27,494	BRL92,500	JPMorgan Chase	3/15/2019	1,732
USD4,244	BRL14,800	JPMorgan Chase	3/15/2019	122
				$1,743

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $5,522,676,000, which represented 33.93% of the net assets of the fund. This amount includes $5,258,671,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $960,416,000, which represented 5.90% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,615,000, which represented ..02% of the net assets of the fund.

American Funds Global Balanced Fund	9

Key to abbreviations and symbols

ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
CAD = Canadian dollars
CHF = Swiss francs
COP = Colombian pesos
CZK = Czech korunas
EUR/€ = Euros
GBP = British pounds
ILS = Israeli shekels
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
PLN = Polish zloty
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

10	American Funds Global Balanced Fund

Financial statements

Statement of assets and liabilities at April 30, 2018	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $14,905,217)		$16,322,599
Cash		6,000
Cash denominated in currencies other than U.S. dollars (cost: $2,107)		2,108
Unrealized appreciation on open forward currency contracts		12,749
Receivables for:
Sales of investments	$176,647
Sales of fund’s shares	24,169
Closed forward currency contracts	1,625
Dividends and interest	84,634
Other	625	287,700
		16,631,156
Liabilities:
Unrealized depreciation on open forward currency contracts		11,006
Payables for:
Purchases of investments	315,358
Repurchases of fund’s shares	12,210
Closed forward currency contracts	4,483
Investment advisory services	5,905
Services provided by related parties	2,749
Trustees’ deferred compensation	1,444
Other	3,375	345,524
Net assets at April 30, 2018		$16,274,626

Net assets consist of:
Capital paid in on shares of beneficial interest		$14,722,549
Undistributed net investment income		38,279
Undistributed net realized gain		96,346
Net unrealized appreciation		1,417,452
Net assets at April 30, 2018		$16,274,626

See Notes to Financial Statements

American Funds Global Balanced Fund	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (500,309 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,428,235	166,918		$32.52
Class C	668,460	20,612		32.43
Class T	11	—	*	32.51
Class F-1	200,495	6,164		32.53
Class F-2	1,443,613	44,369		32.54
Class F-3	371,427	11,422		32.52
Class 529-A	271,386	8,351		32.50
Class 529-C	81,575	2,519		32.38
Class 529-E	15,005	462		32.47
Class 529-T	11	—	*	32.51
Class 529-F-1	27,812	855		32.52
Class R-1	4,928	152		32.46
Class R-2	49,670	1,533		32.40
Class R-2E	1,441	45		32.46
Class R-3	57,325	1,766		32.46
Class R-4	43,296	1,332		32.52
Class R-5E	430	13		32.51
Class R-5	22,833	701		32.57
Class R-6	7,586,673	233,095		32.55

*	Amount less than one thousand.

See Notes to Financial Statements

12	American Funds Global Balanced Fund

Statement of operations for the six months ended April 30, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,670)	$143,892
Interest (net of non-U.S. taxes of $483)	81,129	$225,021
Fees and expenses*:
Investment advisory services	34,183
Distribution services	11,831
Transfer agent services	3,895
Administrative services	2,789
Reports to shareholders	208
Registration statement and prospectus	713
Trustees’ compensation	233
Auditing and legal	28
Custodian	599
Other	198	54,677
Net investment income		170,344

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $27)	104,332
Forward currency contracts	(6,668)
Currency transactions	(1,021)	96,643
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $748)	107,245
Forward currency contracts	3,953
Currency translations	(762)	110,436
Net realized gain and unrealized appreciation		207,079

Net increase in net assets resulting from operations		$377,423

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Funds Global Balanced Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2018*	Year ended October 31, 2017
Operations:
Net investment income	$170,344	$248,439
Net realized gain	96,643	211,995
Net unrealized appreciation	110,436	884,743
Net increase in net assets resulting from operations	377,423	1,345,177

Dividends and distributions paid to shareholders:
Dividends from net investment income	(156,566)	(232,123)
Distributions from net realized gain on investments	(217,742)	—
Total dividends and distributions paid to shareholders	(374,308)	(232,123)

Net capital share transactions	2,026,191	2,628,352

Total increase in net assets	2,029,306	3,741,406

Net assets:
Beginning of period	14,245,320	10,503,914
End of period (including undistributed net investment income: $38,279 and $24,501, respectively)	$16,274,626	$14,245,320

*	Unaudited.

See Notes to Financial Statements

14	American Funds Global Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Global Balanced Fund	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

16	American Funds Global Balanced Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

American Funds Global Balanced Fund	17

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	American Funds Global Balanced Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$214,278	$1,293,237	$—	$1,507,515
Energy	654,136	676,855	—	1,330,991
Information technology	795,795	342,367	—	1,138,162
Health care	821,545	311,197	—	1,132,742
Consumer staples	301,362	722,927	—	1,024,289
Consumer discretionary	408,984	399,578	—	808,562
Industrials	291,427	253,770	—	545,197
Utilities	16,864	500,580	—	517,444
Telecommunication services	230,949	217,318	—	448,267
Materials	95,052	291,711	—	386,763
Real estate	65,714	44,070	—	109,784
Miscellaneous	305,809	469,066	—	774,875
Preferred securities	8,743	—	—	8,743
Convertible stocks	17,258	—	—	17,258
Bonds, notes & other debt instruments	—	5,752,442	—	5,752,442
Short-term securities	—	819,565	—	819,565
Total	$4,227,916	$12,094,683	$—	$16,322,599

American Funds Global Balanced Fund	19

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$12,749	$—	$12,749
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(11,006)	—	(11,006)
Total	$—	$1,743	$—	$1,743

*	Securities with a value of $4,567,297,000, which represented 28.06% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional

20	American Funds Global Balanced Fund

conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to

American Funds Global Balanced Fund	21

greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously

22	American Funds Global Balanced Fund

enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,000,059,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$12,749	Unrealized depreciation on open forward currency contracts	$11,006
Forward currency	Currency	Receivables for closed forward currency contracts	1,625	Payables for closed forward currency contracts	4,483
			$14,374		$15,489

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(6,668)	Net unrealized appreciation on forward currency contracts	$3,953

American Funds Global Balanced Fund	23

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of forward currency contracts and future delivery contracts. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$3,368	$(3,368)	$—	$—	$—
Citibank	4,265	(4,240)	—	—	25
Goldman Sachs	239	(239)	—	—	—
JPMorgan Chase	6,073	(3,837)	(2,236)	—	—
UBS AG	429	(429)	—	—	—
Total	$14,374	$(12,113)	$(2,236)	$—	$25
Liabilities:
Bank of America, N.A.	$4,296	$(3,368)	$(928)	$—	$—
Citibank	4,240	(4,240)	—	—	—
Goldman Sachs	1,496	(239)	(1,125)	—	132
JPMorgan Chase	3,837	(3,837)	—	—	—
UBS AG	1,620	(429)	(989)	—	202
Total	$15,489	$(12,113)	$(3,042)	$—	$334

*	Non-cash collateral is shown on a settlement basis.

24	American Funds Global Balanced Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and unrealized appreciation of certain investments in securities outside the U.S.. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$32,491
Undistributed long-term capital gains	217,434

American Funds Global Balanced Fund	25

As of April 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$1,962,962
Gross unrealized depreciation on investments	(554,282)
Net unrealized appreciation on investments	1,408,680
Cost of investments	14,915,662

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends paid
Class A	$49,876		$75,443		$125,319		$84,907		$—	$84,907
Class B1							3		—	3
Class C	3,709		9,458		13,167		6,363		—	6,363
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class F-1	1,758		2,647		4,405		3,005		—	3,005
Class F-2	13,749		17,744		31,493		17,982		—	17,982
Class F-3[4]	3,586		4,384		7,970		2,383		—	2,383
Class 529-A	2,432		3,761		6,193		3,898		—	3,898
Class 529-B1							1		—	1
Class 529-C	414		1,172		1,586		803		—	803
Class 529-E	119		210		329		200		—	200
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	265		347		612		374		—	374
Class R-1	26		71		97		62		—	62
Class R-2	281		710		991		479		—	479
Class R-2E	8		11		19		7		—	7
Class R-3	437		804		1,241		792		—	792
Class R-4	388		572		960		585		—	585
Class R-5E5	1		—	[3]	1		—	[3]	—	—	[3]
Class R-5	244		329		573		329		—	329
Class R-6	79,273		100,079		179,352		109,950		—	109,950
Total	$156,566		$217,742		$374,308		$232,123		$—	$232,123

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

26	American Funds Global Balanced Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2018, the investment advisory services fee was $34,183,000, which was equivalent to an annualized rate of 0.445% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Global Balanced Fund	27

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$7,188	$2,484		$262		Not applicable
Class C	3,265	312		163		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	235	110		47		Not applicable
Class F-2	Not applicable	660		320		Not applicable
Class F-3	Not applicable	10		80		Not applicable
Class 529-A	301	109		65		$86
Class 529-C	409	36		21		27
Class 529-E	36	3		4		5
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	10		6		9
Class R-1	24	3		1		Not applicable
Class R-2	181	87		12		Not applicable
Class R-2E	3	1		—	*	Not applicable
Class R-3	139	42		14		Not applicable
Class R-4	50	21		10		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	6		6		Not applicable
Class R-6	Not applicable	1		1,778		Not applicable
Total class-specific expenses	$11,831	$3,895		$2,789		$127

*	Amount less than one thousand.

28	American Funds Global Balanced Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $233,000 in the fund’s statement of operations reflects $177,000 in current fees (either paid in cash or deferred) and a net increase of $56,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2018.

American Funds Global Balanced Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$591,055	18,001	$123,926		3,836		$(339,082)	(10,339)	$375,899	11,498
Class C	82,725	2,528	13,053		405		(64,259)	(1,966)	31,519	967
Class T	—	—	—		—		—	—	—	—
Class F-1	54,150	1,652	4,375		135		(25,151)	(768)	33,374	1,019
Class F-2	419,464	12,778	29,717		920		(123,143)	(3,747)	326,038	9,951
Class F-3	117,118	3,573	6,937		215		(23,454)	(716)	100,601	3,072
Class 529-A	44,513	1,357	6,191		192		(20,454)	(624)	30,250	925
Class 529-C	9,965	305	1,585		50		(16,677)	(511)	(5,127)	(156)
Class 529-E	2,219	67	329		10		(1,559)	(47)	989	30
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	7,667	234	613		19		(2,128)	(65)	6,152	188
Class R-1	753	23	96		3		(1,125)	(34)	(276)	(8)
Class R-2	9,454	289	989		30		(8,636)	(264)	1,807	55
Class R-2E	719	22	19		1		(57)	(2)	681	21
Class R-3	10,466	320	1,235		38		(8,878)	(271)	2,823	87
Class R-4	11,843	361	960		30		(5,506)	(167)	7,297	224
Class R-5E	428	13	1		—	[2]	(8)	— [2]	421	13
Class R-5	5,436	165	569		18		(3,435)	(105)	2,570	78
Class R-6	950,577	28,940	179,351		5,552		(18,755)	(572)	1,111,173	33,920
Total net increase (decrease)	$2,318,552	70,628	$369,946		11,454		$(662,307)	(20,198)	$2,026,191	61,884

30	American Funds Global Balanced Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$781,724	25,156		$83,553		2,704		$(797,785)	(25,972)	$67,492	1,888
Class B3	13	1		3		—	[2]	(1,880)	(63)	(1,864)	(62)
Class C	113,695	3,676		6,277		203		(154,821)	(5,041)	(34,849)	(1,162)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	48,863	1,579		2,967		96		(91,205)	(2,963)	(39,375)	(1,288)
Class F-2	686,045	22,127		16,662		537		(364,089)	(11,775)	338,618	10,889
Class F-3[5]	274,259	8,753		1,768		55		(14,638)	(458)	261,389	8,350
Class 529-A	42,842	1,379		3,898		126		(32,747)	(1,058)	13,993	447
Class 529-B3	2	—	[2]	—	[2]	—	[2]	(273)	(9)	(271)	(9)
Class 529-C	15,143	490		803		26		(14,671)	(479)	1,275	37
Class 529-E	2,720	87		200		7		(2,436)	(78)	484	16
Class 529-T4	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class 529-F-1	5,822	187		373		12		(3,069)	(100)	3,126	99
Class R-1	1,093	36		62		2		(3,433)	(112)	(2,278)	(74)
Class R-2	14,670	476		477		16		(15,589)	(510)	(442)	(18)
Class R-2E	528	18		7		—	[2]	(89)	(3)	446	15
Class R-3	17,273	561		788		25		(18,622)	(603)	(561)	(17)
Class R-4	16,344	533		585		18		(11,122)	(359)	5,807	192
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	13,702	449		325		11		(3,340)	(109)	10,687	351
Class R-6	1,961,762	63,253		109,942		3,542		(67,049)	(2,138)	2,004,655	64,657
Total net increase (decrease)	$3,996,520	128,761		$228,690		7,380		$(1,596,858)	(51,830)	$2,628,352	84,311

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,696,785,000 and $4,304,094,000, respectively, during the six months ended April 30, 2018.

10. Ownership concentration

At April 30, 2018, the fund had one shareholder, American Funds Moderate Growth and Income Portfolio, with aggregate ownership of the fund’s outstanding shares of 11%. CRMC is the investment adviser to American Funds Moderate Growth and Income Portfolio.

American Funds Global Balanced Fund	31

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2018[5,6]	$32.48	$.34	$.49	$.83
10/31/2017	29.66	.60	2.78	3.38
10/31/2016	29.66	.59	.50	1.09
10/31/2015	31.49	.52	(1.27)	(.75)
10/31/2014	30.22	.68	1.68	2.36
10/31/2013	26.38	.50	3.86	4.36
Class C:
4/30/2018[5,6]	32.39	.21	.49	.70
10/31/2017	29.58	.36	2.77	3.13
10/31/2016	29.58	.35	.50	.85
10/31/2015	31.42	.28	(1.28)	(1.00)
10/31/2014	30.16	.43	1.68	2.11
10/31/2013	26.33	.27	3.87	4.14
Class T:
4/30/2018[5,6]	32.48	.37	.49	.86
10/31/2017[5,11]	30.58	.38	1.86	2.24
Class F-1:
4/30/2018[5,6]	32.49	.33	.49	.82
10/31/2017	29.66	.59	2.78	3.37
10/31/2016	29.66	.57	.50	1.07
10/31/2015	31.50	.50	(1.28)	(.78)
10/31/2014	30.22	.71	1.64	2.35
10/31/2013	26.38	.49	3.86	4.35
Class F-2:
4/30/2018[5,6]	32.50	.38	.49	.87
10/31/2017	29.68	.67	2.78	3.45
10/31/2016	29.67	.65	.51	1.16
10/31/2015	31.51	.59	(1.29)	(.70)
10/31/2014	30.24	.71	1.71	2.42
10/31/2013	26.39	.56	3.88	4.44
Class F-3:
4/30/2018[5,6]	32.48	.39	.49	.88
10/31/2017[5,12]	30.03	.52	2.40	2.92

32	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[2,4]

$(.31)	$(.48)	$(.79)	$32.52	2.58%[7]		$5,428		.85%[8]		.85%[8]		2.08%[8]
(.56)	—	(.56)	32.48	11.51		5,049		.85		.85		1.95
(.54)	(.55)	(1.09)	29.66	3.78		4,554		.85		.85		2.02
(.36)	(.72)	(1.08)	29.66	(2.42)		4,550		.85		.85		1.72
(.57)	(.52)	(1.09)	31.49	7.91		4,430		.89		.89		2.20
(.52)	—	(.52)	30.22	16.78		3,479		.93		.93		1.77

(.18)	(.48)	(.66)	32.43	2.19	[7]	668		1.61	[8]	1.61	[8]	1.30	[8]
(.32)	—	(.32)	32.39	10.64		636		1.63		1.63		1.17
(.30)	(.55)	(.85)	29.58	2.97		616		1.65		1.65		1.21
(.12)	(.72)	(.84)	29.58	(3.23)		616		1.65		1.65		.93
(.33)	(.52)	(.85)	31.42	7.10		568		1.69		1.69		1.39
(.31)	—	(.31)	30.16	15.82		415		1.73		1.73		.97

(.35)	(.48)	(.83)	32.51	2.70	[7,9]	—	[10]	.62	[8,9]	.62	[8,9]	2.26	[8,9]
(.34)	—	(.34)	32.48	7.36	[7,9]	—	[10]	.62	[8,9]	.62	[8,9]	2.12	[8,9]

(.30)	(.48)	(.78)	32.53	2.56	[7]	201		.89	[8]	.89	[8]	2.05	[8]
(.54)	—	(.54)	32.49	11.43		167		.90		.90		1.90
(.52)	(.55)	(1.07)	29.66	3.76		191		.91		.91		1.96
(.34)	(.72)	(1.06)	29.66	(2.51)		183		.91		.91		1.66
(.55)	(.52)	(1.07)	31.50	7.87		184		.94		.94		2.27
(.51)	—	(.51)	30.22	16.75		212		.97		.97		1.73

(.35)	(.48)	(.83)	32.54	2.70	[7]	1,444		.62	[8]	.62	[8]	2.33	[8]
(.63)	—	(.63)	32.50	11.75		1,119		.64		.64		2.16
(.60)	(.55)	(1.15)	29.68	4.03		698		.65		.65		2.21
(.42)	(.72)	(1.14)	29.67	(2.24)		532		.65		.65		1.94
(.63)	(.52)	(1.15)	31.51	8.16		427		.68		.68		2.28
(.59)	—	(.59)	30.24	17.03		198		.71		.71		1.98

(.36)	(.48)	(.84)	32.52	2.75	[7]	371		.53	[8]	.53	[8]	2.43	[8]
(.47)	—	(.47)	32.48	9.78	[7]	271		.53	[8]	.53	[8]	2.14	[8]

See end of table for footnotes.

American Funds Global Balanced Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2018[5,6]	$32.47	$.33	$.48	$.81
10/31/2017	29.64	.59	2.79	3.38
10/31/2016	29.64	.57	.49	1.06
10/31/2015	31.48	.50	(1.28)	(.78)
10/31/2014	30.21	.66	1.68	2.34
10/31/2013	26.37	.47	3.88	4.35
Class 529-C:
4/30/2018[5,6]	32.34	.20	.49	.69
10/31/2017	29.53	.34	2.78	3.12
10/31/2016	29.53	.33	.51	.84
10/31/2015	31.37	.26	(1.28)	(1.02)
10/31/2014	30.12	.41	1.67	2.08
10/31/2013	26.30	.25	3.86	4.11
Class 529-E:
4/30/2018[5,6]	32.43	.29	.50	.79
10/31/2017	29.61	.52	2.78	3.30
10/31/2016	29.61	.50	.50	1.00
10/31/2015	31.45	.42	(1.28)	(.86)
10/31/2014	30.18	.59	1.67	2.26
10/31/2013	26.35	.41	3.86	4.27
Class 529-T:
4/30/2018[5,6]	32.48	.36	.49	.85
10/31/2017[5,11]	30.58	.37	1.86	2.23
Class 529-F-1:
4/30/2018[5,6]	32.48	.37	.49	.86
10/31/2017	29.66	.65	2.78	3.43
10/31/2016	29.65	.63	.51	1.14
10/31/2015	31.50	.56	(1.29)	(.73)
10/31/2014	30.23	.72	1.68	2.40
10/31/2013	26.38	.53	3.88	4.41
Class R-1:
4/30/2018[5,6]	32.42	.21	.49	.70
10/31/2017	29.59	.37	2.77	3.14
10/31/2016	29.59	.38	.50	.88
10/31/2015	31.43	.31	(1.28)	(.97)
10/31/2014	30.17	.52	1.66	2.18
10/31/2013	26.34	.37	3.86	4.23

34	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[2,4]

$(.30)	$(.48)	$(.78)	$32.50	2.53%[7]		$271		.90%[8]		.90%[8]		2.03%[8]
(.55)	—	(.55)	32.47	11.50		241		.90		.90		1.90
(.51)	(.55)	(1.06)	29.64	3.70		207		.93		.93		1.94
(.34)	(.72)	(1.06)	29.64	(2.53)		199		.93		.93		1.65
(.55)	(.52)	(1.07)	31.48	7.87		196		.96		.96		2.14
(.51)	—	(.51)	30.21	16.68		155		1.00		1.00		1.69

(.17)	(.48)	(.65)	32.38	2.15	[7]	82		1.67	[8]	1.67	[8]	1.23	[8]
(.31)	—	(.31)	32.34	10.61		87		1.69		1.69		1.11
(.29)	(.55)	(.84)	29.53	2.91		78		1.72		1.72		1.15
(.10)	(.72)	(.82)	29.53	(3.30)		77		1.73		1.73		.85
(.31)	(.52)	(.83)	31.37	6.99		73		1.76		1.76		1.33
(.29)	—	(.29)	30.12	15.75		55		1.81		1.81		.89

(.27)	(.48)	(.75)	32.47	2.45	[7]	15		1.12	[8]	1.12	[8]	1.80	[8]
(.48)	—	(.48)	32.43	11.19		14		1.13		1.13		1.67
(.45)	(.55)	(1.00)	29.61	3.51		12		1.16		1.16		1.71
(.26)	(.72)	(.98)	29.61	(2.77)		12		1.18		1.18		1.40
(.47)	(.52)	(.99)	31.45	7.57		11		1.21		1.21		1.90
(.44)	—	(.44)	30.18	16.41		9		1.25		1.25		1.45

(.34)	(.48)	(.82)	32.51	2.65	[7,9]	—	[10]	.65	[8,9]	.65	[8,9]	2.23	[8,9]
(.33)	—	(.33)	32.48	7.33	[7,9]	—	[10]	.68	[8,9]	.68	[8,9]	2.06	[8,9]

(.34)	(.48)	(.82)	32.52	2.68	[7]	28		.67	[8]	.67	[8]	2.28	[8]
(.61)	—	(.61)	32.48	11.69		22		.69		.69		2.11
(.58)	(.55)	(1.13)	29.66	3.95		17		.72		.72		2.15
(.40)	(.72)	(1.12)	29.65	(2.34)		14		.72		.72		1.86
(.61)	(.52)	(1.13)	31.50	8.08		12		.76		.76		2.33
(.56)	—	(.56)	30.23	16.94		9		.80		.80		1.89

(.18)	(.48)	(.66)	32.46	2.17	[7]	5		1.63	[8]	1.63	[8]	1.28	[8]
(.31)	—	(.31)	32.42	10.68		5		1.63		1.63		1.19
(.33)	(.55)	(.88)	29.59	3.04		7		1.58		1.58		1.30
(.15)	(.72)	(.87)	29.59	(3.12)[9]		8		1.54	[9]	1.54	[9]	1.04	[9]
(.40)	(.52)	(.92)	31.43	7.35	[9]	8		1.44	[9]	1.44	[9]	1.69	[9]
(.40)	—	(.40)	30.17	16.22	[9]	7		1.39	[9]	1.39	[9]	1.32	[9]

See end of table for footnotes.

American Funds Global Balanced Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2018[5,6]	$32.37	$.21	$.49	$.70
10/31/2017	29.55	.37	2.78	3.15
10/31/2016	29.56	.36	.49	.85
10/31/2015	31.40	.29	(1.28)	(.99)
10/31/2014	30.15	.43	1.67	2.10
10/31/2013	26.32	.29	3.87	4.16
Class R-2E:
4/30/2018[5,6]	32.44	.28	.47	.75
10/31/2017	29.64	.46	2.78	3.24
10/31/2016	29.63	.41	.58	.99
10/31/2015	31.48	.51	(1.28)	(.77)
10/31/2014[5,13]	31.95	.06	(.39)	(.33)
Class R-3:
4/30/2018[5,6]	32.43	.28	.49	.77
10/31/2017	29.61	.51	2.78	3.29
10/31/2016	29.61	.49	.50	.99
10/31/2015	31.45	.42	(1.27)	(.85)
10/31/2014	30.19	.58	1.67	2.25
10/31/2013	26.35	.41	3.88	4.29
Class R-4:
4/30/2018[5,6]	32.48	.34	.49	.83
10/31/2017	29.66	.60	2.78	3.38
10/31/2016	29.66	.57	.51	1.08
10/31/2015	31.50	.52	(1.29)	(.77)
10/31/2014	30.23	.67	1.68	2.35
10/31/2013	26.39	.50	3.87	4.37
Class R-5E:
4/30/2018[5,6]	32.48	.43	.43	.86
10/31/2017	29.64	.69	2.79	3.48
10/31/2016[5,14]	29.46	.59	.72	1.31
Class R-5:
4/30/2018[5,6]	32.53	.38	.49	.87
10/31/2017	29.70	.69	2.79	3.48
10/31/2016	29.70	.67	.49	1.16
10/31/2015	31.54	.60	(1.28)	(.68)
10/31/2014	30.25	.89	1.56	2.45
10/31/2013	26.40	.58	3.87	4.45

36	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[2,4]

$(.19)	$(.48)	$(.67)	$32.40	2.20%[7]	$50		1.62%[8]		1.62%[8]		1.30%[8]
(.33)	—	(.33)	32.37	10.68	48		1.60		1.60		1.20
(.31)	(.55)	(.86)	29.55	2.97	44		1.64		1.64		1.22
(.13)	(.72)	(.85)	29.56	(3.19)	41		1.62		1.62		.96
(.33)	(.52)	(.85)	31.40	7.06	36		1.69		1.69		1.40
(.33)	—	(.33)	30.15	15.94	28		1.66		1.66		1.03

(.25)	(.48)	(.73)	32.46	2.33 [7]	2		1.33	[8]	1.33	[8]	1.77	[8]
(.44)	—	(.44)	32.44	11.01	1		1.33		1.33		1.48
(.43)	(.55)	(.98)	29.64	3.45	—	[10]	1.35		1.32		1.42
(.36)	(.72)	(1.08)	29.63	(2.48)[9]	—	[10]	.90	[9]	.90	[9]	1.69	[9]
(.14)	—	(.14)	31.48	(1.04)[7,9]	—	[10]	.13	[7,9]	.13	[7,9]	.20	[7,9]

(.26)	(.48)	(.74)	32.46	2.40 [7]	57		1.17	[8]	1.17	[8]	1.75	[8]
(.47)	—	(.47)	32.43	11.18	54		1.16		1.16		1.65
(.44)	(.55)	(.99)	29.61	3.45	50		1.20		1.20		1.68
(.27)	(.72)	(.99)	29.61	(2.75)	45		1.18		1.18		1.40
(.47)	(.52)	(.99)	31.45	7.57	36		1.22		1.22		1.87
(.45)	—	(.45)	30.19	16.44	26		1.24		1.24		1.46

(.31)	(.48)	(.79)	32.52	2.58 [7]	43		.87	[8]	.87	[8]	2.07	[8]
(.56)	—	(.56)	32.48	11.49	36		.87		.87		1.94
(.53)	(.55)	(1.08)	29.66	3.74	27		.90		.90		1.96
(.35)	(.72)	(1.07)	29.66	(2.47)	25		.88		.88		1.71
(.56)	(.52)	(1.08)	31.50	7.92	22		.91		.91		2.16
(.53)	—	(.53)	30.23	16.77	17		.92		.92		1.77

(.35)	(.48)	(.83)	32.51	2.68 [7]	—	[10]	.65	[8]	.65	[8]	2.62	[8]
(.64)	—	(.64)	32.48	11.86	—	[10]	.75		.57		2.23
(.58)	(.55)	(1.13)	29.64	4.58 [7]	—	[10]	.75	[8]	.75	[8]	2.13	[8]

(.35)	(.48)	(.83)	32.57	2.72 [7]	23		.58	[8]	.58	[8]	2.35	[8]
(.65)	—	(.65)	32.53	11.84	20		.58		.58		2.22
(.61)	(.55)	(1.16)	29.70	4.04	8		.60		.60		2.28
(.44)	(.72)	(1.16)	29.70	(2.19)	6		.60		.60		1.97
(.64)	(.52)	(1.16)	31.54	8.23	5		.62		.62		2.87
(.60)	—	(.60)	30.25	17.10	23		.64		.64		2.06

See end of table for footnotes.

American Funds Global Balanced Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2018[5,6]	$32.51	$.39	$.49	$.88
10/31/2017	29.68	.70	2.79	3.49
10/31/2016	29.68	.68	.50	1.18
10/31/2015	31.52	.65	(1.32)	(.67)
10/31/2014	30.25	.75	1.71	2.46
10/31/2013	26.40	.59	3.88	4.47

	Six months ended April 30,	Year ended October 31
Portfolio turnover rate for all share classes[15]	2018[5,6,7]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	25%	37%	39%	46%	Not available
Including mortgage dollar roll transactions	32%	44%	59%	85%	74%	92%

See Notes to Financial Statements

38	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[4]	Ratio of net income to average net assets[2,4]

$(.36)	$(.48)	$(.84)	$32.55	2.75%[7]	$7,587	.52%[8]	.52%[8]	2.42%[8]
(.66)	—	(.66)	32.51	11.90	6,475	.53	.53	2.27
(.63)	(.55)	(1.18)	29.68	4.10	3,993	.54	.54	2.33
(.45)	(.72)	(1.17)	29.68	(2.14)	2,893	.54	.54	2.16
(.67)	(.52)	(1.19)	31.52	8.27	199	.57	.57	2.42
(.62)	—	(.62)	30.25	17.17	85	.60	.60	2.08

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.17 and .54 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Global Balanced Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	American Funds Global Balanced Fund

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,025.84	$4.27	.85%
Class A – assumed 5% return	1,000.00	1,020.58	4.26	.85
Class C – actual return	1,000.00	1,021.93	8.07	1.61
Class C – assumed 5% return	1,000.00	1,016.81	8.05	1.61
Class T – actual return	1,000.00	1,026.98	3.12	.62
Class T – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-1 – actual return	1,000.00	1,025.64	4.47	.89
Class F-1 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class F-2 – actual return	1,000.00	1,026.99	3.12	.62
Class F-2 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-3 – actual return	1,000.00	1,027.47	2.66	.53
Class F-3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 529-A – actual return	1,000.00	1,025.31	4.52	.90
Class 529-A – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 529-C – actual return	1,000.00	1,021.46	8.37	1.67
Class 529-C – assumed 5% return	1,000.00	1,016.51	8.35	1.67
Class 529-E – actual return	1,000.00	1,024.49	5.62	1.12
Class 529-E – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class 529-T – actual return	1,000.00	1,026.47	3.27	.65
Class 529-T – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-F-1 – actual return	1,000.00	1,026.75	3.37	.67
Class 529-F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-1 – actual return	1,000.00	1,021.71	8.17	1.63
Class R-1 – assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class R-2 – actual return	1,000.00	1,021.99	8.12	1.62
Class R-2 – assumed 5% return	1,000.00	1,016.76	8.10	1.62
Class R-2E – actual return	1,000.00	1,023.27	6.67	1.33
Class R-2E – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-3 – actual return	1,000.00	1,023.95	5.87	1.17
Class R-3 – assumed 5% return	1,000.00	1,018.99	5.86	1.17
Class R-4 – actual return	1,000.00	1,025.78	4.37	.87
Class R-4 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class R-5E – actual return	1,000.00	1,026.80	3.27	.65
Class R-5E – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 – actual return	1,000.00	1,027.23	2.92	.58
Class R-5 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class R-6 – actual return	1,000.00	1,027.51	2.61	.52
Class R-6 – assumed 5% return	1,000.00	1,022.22	2.61	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Global Balanced Fund	41

Approval of Investment Advisory and Service Agreement

American Funds Global Balanced Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

42	American Funds Global Balanced Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of long-term growth of capital, conservation of principal and current income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Flexible Portfolio Funds Index, the MSCI All Country World Index and the Bloomberg Barclays Global Aggregate Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the fund’s lifetime period (since February 1, 2011) and were mixed for shorter periods, while recognizing that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Flexible Portfolio Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global Balanced Fund	43

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost-allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

44	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	45

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American Funds Global Balanced Fund	47

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American Funds Global Balanced Fund	49

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American Funds Global Balanced Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street
New York, NY 10286

Counsel

O’Melveny & Myers LLP

400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2018, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not distribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
April 30, 2018
unaudited
Common stocks 59.75% Financials 9.26%	Shares	Value (000)
Zurich Insurance Group AG1	579,125	$184,736
Banco Santander, SA1	26,494,957	170,831
UBS Group AG1	8,116,627	136,371
HDFC Bank Ltd.[1]	3,701,520	111,304
Prudential PLC[1]	4,084,495	104,757
JPMorgan Chase & Co.	771,800	83,956
Intesa Sanpaolo SpA[1]	21,548,000	81,921
BNP Paribas SA1	982,800	75,748
Société Générale[1]	1,315,000	72,029
Lloyds Banking Group PLC[1]	60,501,000	53,773
Royal Bank of Canada	670,000	50,951
Barclays PLC[1]	17,436,861	49,761
China Construction Bank Corp., Class H1	42,926,000	45,013
Sampo Oyj, Class A1	815,000	43,839
ABN AMRO Group NV, depository receipts[1]	1,380,000	42,793
HSBC Holdings PLC (HKD denominated)[1]	4,132,324	41,252
AIA Group Ltd.[1]	3,775,200	33,706
KB Financial Group Inc.[1]	575,000	32,790
Principal Financial Group, Inc.	488,500	28,929
Grupo Financiero Galicia SA, Class B (ADR)	451,183	28,840
CME Group Inc., Class A	137,000	21,602
DBS Group Holdings Ltd[1]	460,595	10,640
Hana Financial Group Inc.[1]	44,400	1,973
		1,507,515
Energy 8.18%
Royal Dutch Shell PLC, Class B1	4,041,400	144,366
Royal Dutch Shell PLC, Class A1	3,318,207	115,333
TOTAL SA1	3,356,427	210,772
Canadian Natural Resources, Ltd.	4,792,000	172,877
BP PLC[1]	17,491,351	129,233
Enbridge Inc. (CAD denominated)	2,290,952	69,392
Enbridge Inc. (CAD denominated)[1,2]	758,336	22,510
Halliburton Co.	1,500,000	79,485
Noble Energy, Inc.	2,212,600	74,852
ONEOK, Inc.	947,800	57,077
Eni SpA[1]	2,800,000	54,641
TransCanada Corp.	1,094,023	46,387
Schlumberger Ltd.	665,000	45,592
Golar LNG Ltd.	1,103,000	35,461
Denbury Resources Inc.[3]	10,587,000	34,831
Exxon Mobil Corp.	371,500	28,884
Chesapeake Energy Corp.[3]	2,750,000	8,168
Williams Companies, Inc.	43,900	1,130
		1,330,991
American Funds Global Balanced Fund — Page 1 of 16

unaudited
Common stocks Information technology 6.99%	Shares	Value (000)
Intel Corp.	3,120,500	$161,080
Microsoft Corp.	1,692,000	158,236
Alibaba Group Holding Ltd. (ADR)[3]	869,100	155,169
Alphabet Inc., Class C3	75,506	76,814
Alphabet Inc., Class A3	71,575	72,905
Broadcom Inc.	421,800	96,769
Tencent Holdings Ltd.[1]	1,865,800	91,604
Samsung Electronics Co., Ltd.[1]	36,609	90,833
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,640,000	80,656
Accenture PLC, Class A	295,000	44,604
Tokyo Electron Ltd.[1]	229,000	43,929
ASML Holding NV1	187,000	35,345
Western Union Co.	1,530,000	30,218
		1,138,162
Health care 6.96%
AbbVie Inc.	2,192,600	211,696
Novartis AG1	2,193,950	168,750
Abbott Laboratories	2,554,879	148,515
Stryker Corp.	560,150	94,901
Amgen Inc.	539,946	94,210
Daiichi Sankyo Co., Ltd.[1]	2,582,000	88,345
Thermo Fisher Scientific Inc.	353,800	74,422
UnitedHealth Group Inc.	260,000	61,464
Hologic, Inc.[3]	1,285,000	49,845
GlaxoSmithKline PLC[1]	2,348,300	47,123
Johnson & Johnson	305,000	38,579
Teva Pharmaceutical Industries Ltd. (ADR)	1,478,500	26,583
Gilead Sciences, Inc.	295,300	21,330
Grifols, SA, Class A, non-registered shares[1]	235,172	6,581
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	19,228	398
		1,132,742
Consumer staples 6.29%
Imperial Brands PLC[1]	6,347,600	226,655
British American Tobacco PLC[1]	2,536,000	139,359
British American Tobacco PLC (ADR)	454,516	24,826
Altria Group, Inc.	2,198,795	123,374
Philip Morris International Inc.	1,498,959	122,915
Nestlé SA1	1,409,291	108,951
Pernod Ricard SA1	551,000	91,390
Thai Beverage PCL[1]	108,081,677	69,594
Kirin Holdings Co., Ltd.[1]	1,904,500	53,384
Meiji Holdings Co., Ltd.[1]	418,500	33,594
Coca-Cola Co.	700,000	30,247
		1,024,289
Consumer discretionary 4.97%
Netflix, Inc.[3]	657,550	205,458
Hyundai Motor Co.[1]	804,975	120,416
LVMH Moët Hennessy-Louis Vuitton SE1	219,500	76,403
Paddy Power Betfair PLC[1]	621,095	61,408
Amazon.com, Inc.[3]	36,325	56,890
NIKE, Inc., Class B	816,000	55,806
Twenty-First Century Fox, Inc., Class A	1,421,500	51,970
American Funds Global Balanced Fund — Page 2 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group Ltd.[1]	5,244,000	$45,884
Kering SA1	67,533	38,957
ITV PLC[1]	13,375,000	27,782
Ctrip.com International, Ltd. (ADR)[3]	475,300	19,440
Hyundai Mobis Co., Ltd.[1]	66,425	15,383
Harley-Davidson, Inc.	240,459	9,890
Viacom Inc., Class B	316,000	9,530
Daily Mail and General Trust PLC, Class A, non-voting[1]	970,100	8,992
ProSiebenSat.1 Media SE1	119,822	4,353
		808,562
Industrials 3.35%
General Dynamics Corp.	566,300	114,002
BAE Systems PLC[1]	10,112,300	84,860
Boeing Co.	200,000	66,712
Komatsu Ltd.[1]	1,917,800	65,516
Union Pacific Corp.	276,000	36,882
Eiffage SA1	308,000	36,581
General Electric Co.	2,345,000	32,994
Nielsen Holdings PLC	900,000	28,305
ASSA ABLOY AB, Class B1	1,108,000	23,147
Alliance Global Group, Inc.[1,3]	70,204,800	17,638
Airbus SE, non-registered shares[1]	148,000	17,338
United Technologies Corp.	104,300	12,532
Airports of Thailand PCL, foreign registered[1]	3,861,000	8,690
		545,197
Utilities 3.18%
ENGIE SA1	7,475,677	131,016
ENGIE SA, bonus shares[1]	2,245,759	39,358
Iberdrola, SA, non-registered shares[1]	12,397,651	95,573
National Grid PLC[1]	5,245,340	60,752
SSE PLC[1]	2,429,990	46,116
China Resources Gas Group Ltd.[1]	10,932,000	40,214
EDP - Energias de Portugal, SA1	9,561,000	35,486
Red Eléctrica de Corporación, SA1	1,181,800	24,599
Glow Energy PCL, foreign registered[1]	6,672,000	18,192
Exelon Corp.	425,000	16,864
CK Infrastructure Holdings Ltd.[1]	1,175,500	9,274
		517,444
Telecommunication services 2.75%
Verizon Communications Inc.	3,055,000	150,764
Nippon Telegraph and Telephone Corp.[1]	1,691,000	80,463
BCE Inc.	1,205,000	51,139
BT Group PLC[1]	14,445,200	49,458
LG Uplus Corp.[1]	4,313,158	49,409
SoftBank Group Corp.[1]	490,000	37,988
TELUS Corp.	811,570	29,046
		448,267
Materials 2.38%
Rio Tinto PLC[1]	3,533,200	191,446
Vale SA, ordinary nominative (ADR)	6,867,954	95,052
Asahi Kasei Corp.[1]	3,483,000	47,966
American Funds Global Balanced Fund — Page 3 of 16

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Norsk Hydro ASA[1]	4,038,232	$25,040
Taiyo Nippon Sanso Corp.[1]	1,450,000	21,507
Akzo Nobel NV1	63,900	5,752
		386,763
Real estate 0.68%
Link Real Estate Investment Trust REIT[1]	4,181,600	36,945
American Campus Communities, Inc. REIT	879,000	34,378
Crown Castle International Corp. REIT	188,000	18,964
Lamar Advertising Co. REIT, Class A	194,200	12,372
CK Asset Holdings Ltd.[1]	826,500	7,125
		109,784
Miscellaneous 4.76%
Other common stocks in initial period of acquisition		774,875
Total common stocks (cost: $8,263,366,000)		9,724,591
Preferred securities 0.06% Financials 0.06%
Fannie Mae, Series S, 8.25% noncumulative[3]	528,625	3,383
Fannie Mae, Series T, 8.25% noncumulative[3]	167,000	1,065
Fannie Mae, Series R, 7.625% noncumulative[3]	104,000	591
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative[3]	570,650	3,704
Total preferred securities (cost: $6,859,000)		8,743
Convertible stocks 0.10% Energy 0.08%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	427,000	13,280
Utilities 0.02%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	86,600	3,978
Total convertible stocks (cost: $19,671,000)		17,258
Bonds, notes & other debt instruments 35.35% Bonds & notes of governments & government agencies outside the U.S. 16.17%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[2]	$11,100	10,634
Abu Dhabi (Emirate of) 3.125% 2027[2]	7,100	6,589
Argentine Republic 5.875% 2028	3,900	3,580
Australia (Commonwealth of), Series 128, 5.75% 2022	A$28,350	24,268
Australia (Commonwealth of), Series 133, 5.50% 2023	20,000	17,210
Bank of Thailand 1.49% 2019	THB70,500	2,234
Bank of Thailand 1.50% 2019	374,500	11,870
Belgium (Kingdom of), Series 77, 1.00% 2026	€19,590	24,482
Brazil (Federative Republic of) 0% 2021	BRL165,000	36,656
Brazil (Federative Republic of) 10.00% 2021	67,000	20,076
Brazil (Federative Republic of) 0% 2022	149,000	31,430
Brazil (Federative Republic of) 10.00% 2025	79,319	23,337
Canada 1.00% 2022	C$13,000	9,676
American Funds Global Balanced Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Canada 2.25% 2025	C$58,800	$45,853
Chile (Republic of) 3.86% 2047	$2,100	1,979
Colombia (Republic of), Series B, 6.25% 2025	COP29,720,000	10,662
Czech Republic 0.45% 2023	CZK155,000	7,040
Egypt (Arab Republic of) 4.75% 2026	€2,535	3,057
European Financial Stability Facility 0.40% 2025	13,200	15,883
European Investment Bank 2.25% 2022	$19,076	18,621
French Republic O.A.T. 2.00% 2048	€4,000	5,254
Germany (Federal Republic of) 0.50% 2027	94,640	114,325
Germany (Federal Republic of) 0.50% 2028	26,300	31,571
Germany (Federal Republic of) 2.50% 2046	27,170	43,037
Germany (Federal Republic of) 1.25% 2048	14,150	17,144
India (Republic of) 7.28% 2019	INR575,100	8,651
India (Republic of) 7.80% 2021	1,101,800	16,606
India (Republic of) 7.68% 2023	1,655,000	24,681
India (Republic of) 8.83% 2023	407,200	6,370
India (Republic of) 7.35% 2024	100,000	1,464
India (Republic of) 8.40% 2024	460,000	7,060
India (Republic of) 6.97% 2026	3,861,100	54,608
India (Republic of) 8.60% 2028	275,000	4,300
India (Republic of) 7.59% 2029	280,000	4,087
Indonesia (Republic of) 4.875% 2021	$9,100	9,444
Indonesia (Republic of) 4.875% 2021[2]	1,500	1,557
Indonesia (Republic of) 3.75% 2022	4,895	4,888
Indonesia (Republic of) 3.375% 2023	640	623
Indonesia (Republic of) 4.75% 2026	4,800	4,960
Ireland (Republic of) 3.90% 2023	€11,430	16,360
Ireland (Republic of) 0.90% 2028	16,150	19,387
Israel (State of) 2.00% 2027	ILS41,410	11,648
Israel (State of) 5.50% 2042	61,800	25,050
Italy (Republic of) 1.45% 2022	€10,700	13,454
Italy (Republic of) 0.95% 2023	5,500	6,743
Italy (Republic of) 4.50% 2024	5,100	7,408
Italy (Republic of) 1.50% 2025	19,200	23,581
Japan, Series 128, 0.10% 2021	¥7,270,000	66,969
Japan, Series 315, 1.20% 2021	3,045,000	29,020
Japan, Series 134, 0.10% 2022	4,005,000	36,985
Japan, Series 326, 0.70% 2022	120,000	1,139
Japan, Series 17, 0.10% 2023[4]	243,930	2,327
Japan, Series 19, 0.10% 2024[4]	1,465,840	14,072
Japan, Series 18, 0.10% 2024[4]	701,760	6,711
Japan, Series 337, 0.30% 2024	4,955,000	46,371
Japan, Series 336, 0.50% 2024	1,125,000	10,665
Japan, Series 20, 0.10% 2025[4]	658,930	6,329
Japan, Series 340, 0.40% 2025	2,790,000	26,325
Japan, Series 344, 0.10% 2026	2,310,000	21,300
Japan, Series 21, 0.10% 2026[4]	1,305,928	12,627
Japan, Series 346, 0.10% 2027	11,220,000	103,359
Japan, Series 145, 1.70% 2033	4,540,000	50,158
Japan, Series 150, 1.40% 2034	660,000	7,036
Japan, Series 21, 2.30% 2035	1,360,000	16,396
Japan, Series 36, 2.00% 2042	200,000	2,381
Japan, Series 42, 1.70% 2044	1,115,000	12,674
Japan, Series 53, 0.60% 2046	450,000	3,986
Japan, Series 57, 0.80% 2047	5,050,000	46,946
American Funds Global Balanced Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
KfW 2.125% 2022	$9,743	$9,469
Kuwait (State of) 2.75% 2022[2]	7,300	7,087
Lithuania (Republic of) 7.375% 2020	2,900	3,120
Lithuania (Republic of) 6.625% 2022[2]	1,000	1,114
Maharashtra (State of) 8.12% 2025	INR269,020	4,063
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR11,220	2,861
Malaysia (Federation of), Series 0515, 3.759% 2019	35,950	9,184
Malaysia (Federation of), Series 0315, 3.659% 2020	2,221	566
Malaysia (Federation of), Series 0314, 4.048% 2021	13,400	3,444
Malaysia (Federation of), Series 0111, 4.16% 2021	60,700	15,651
Malaysia (Federation of), Series 0215, 3.795% 2022	18,100	4,587
Malaysia (Federation of), Series 0116, 3.80% 2023	89,950	22,729
Malaysia (Federation of), Series 0217, 4.059% 2024	1,900	488
Malaysia (Federation of), Series 0115, 3.955% 2025	98,300	24,709
Malaysia (Federation of), Series 0316, 3.90% 2026	78,200	19,572
Malaysia (Federation of), Series 0311, 4.392% 2026	27,400	7,105
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	12,625
Malaysia (Federation of), Series 0411, 4.232% 2031	13,300	3,291
Morocco (Kingdom of) 4.25% 2022	$5,700	5,741
Morocco (Kingdom of) 4.25% 2022[2]	500	504
Morocco (Kingdom of) 5.50% 2042	3,500	3,653
National Highways Authority of India 7.17% 2021	INR480,000	6,995
National Highways Authority of India 7.27% 2022	100,000	1,455
Norway (Kingdom of) 3.75% 2021	NKr37,000	4,971
Panama (Republic of) 4.50% 2047[5]	$9,000	8,797
Peru (Republic of) 5.625% 2050	375	439
Poland (Republic of) 3.25% 2026	7,700	7,503
Poland (Republic of), Series 1020, 5.25% 2020	PLN118,050	36,644
Poland (Republic of), Series 0421, 2.00% 2021	24,900	7,143
Poland (Republic of), Series 1021, 5.75% 2021	172,700	55,530
Poland (Republic of), Series 1023, 4.00% 2023	89,600	27,490
Poland (Republic of), Series 0725, 3.25% 2025	93,600	27,376
Poland (Republic of), Series 0726, 2.50% 2026	103,460	28,529
Portuguese Republic 2.875% 2025	€46,275	62,830
Portuguese Republic 2.875% 2026	22,250	30,109
Portuguese Republic 4.125% 2027	18,833	27,750
Portuguese Republic 3.875% 2030	41,700	60,793
Qatar (State of) 5.25% 2020	$1,300	1,342
Qatar (State of) 4.50% 2022[2]	1,000	1,027
Qatar (State of) 3.875% 2023[2]	690	688
Qatar (State of) 4.50% 2028[2]	20,940	20,931
Qatar (State of) 5.103% 2048[2]	1,345	1,336
Quebec (Province of) 2.375% 2022	4,142	4,044
Romania 2.30% 2020	RON23,250	5,868
Romania 3.25% 2021	24,000	6,177
Romania 4.00% 2021	24,960	6,519
Romania 5.95% 2021	55,200	15,283
Romania 3.40% 2022	11,000	2,799
Romania 2.75% 2025	€2,125	2,785
Romania 3.875% 2035	4,210	5,410
Romania 3.375% 2038	7,295	8,679
Russian Federation 7.00% 2023	RUB1,015,870	16,322
Russian Federation 7.00% 2023	190,900	3,071
Saudi Arabia (Kingdom of) 2.375% 2021[2]	$1,650	1,583
Saudi Arabia (Kingdom of) 2.894% 2022[2]	3,800	3,669
American Funds Global Balanced Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.628% 2027[2]	$3,800	$3,603
Saudi Arabia (Kingdom of) 3.625% 2028[2]	8,235	7,721
Saudi Arabia (Kingdom of) 4.50% 2030[2]	7,505	7,416
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,300	4,781
South Africa (Republic of), Series R-186, 10.50% 2026	36,000	3,297
South Africa (Republic of), Series R-214, 6.50% 2041	285,250	17,351
South Korea (Republic of), Series 2203, 1.875% 2022	KRW7,870,000	7,233
South Korea (Republic of), Series 2209, 2.00% 2022	44,300,000	40,733
South Korea (Republic of), Series 2303, 2.375% 2023	3,200,000	2,984
South Korea (Republic of), Series 2712, 2.375% 2027	31,200,000	28,400
Spain (Kingdom of) 2.75% 2024	€17,325	23,744
Spain (Kingdom of) 1.95% 2026	4,250	5,516
Spain (Kingdom of) 1.45% 2027	45,125	55,705
Spain (Kingdom of) 1.40% 2028	17,260	21,082
Spain (Kingdom of) 2.90% 2046	4,150	5,665
Spain (Kingdom of) 2.70% 2048	28,875	37,535
Sweden (Kingdom of) 1.125% 2019[2]	$6,800	6,661
Thailand (Kingdom of) 1.875% 2022	THB684,900	21,760
Thailand (Kingdom of) 3.85% 2025	283,400	9,924
Thailand (Kingdom of) 2.125% 2026	203,000	6,277
United Kingdom 4.75% 2020	£25	37
United Kingdom 2.75% 2024	8,300	12,533
United Kingdom 1.25% 2027	20,700	28,009
United Kingdom 4.25% 2027	6,940	11,978
United Kingdom 3.25% 2044	8,500	15,064
United Kingdom 3.50% 2045	5,400	10,016
United Kingdom 1.50% 2047	6,960	8,882
United Mexican States 4.00% 2040[4]	MXN96,955	5,334
United Mexican States 4.35% 2047	$4,250	3,768
United Mexican States, Series M, 8.00% 2020	MXN146,000	7,920
United Mexican States, Series M, 6.50% 2021	943,500	49,275
United Mexican States, Series M, 6.50% 2022	786,800	40,794
United Mexican States, Series M20, 10.00% 2024	362,200	22,054
United Mexican States, Series M, 5.75% 2026	1,580,500	76,152
United Mexican States, Series M30, 10.00% 2036	96,000	6,346
Uruguay (Oriental Republic of) 9.875% 2022	UYU146,360	5,367
Uruguay (Oriental Republic of) 8.50% 2028	324,512	10,800
Uruguay (Oriental Republic of) 8.50% 2028	96,600	3,215
		2,631,556
U.S. Treasury bonds & notes 11.67% U.S. Treasury 9.85%
U.S. Treasury 1.125% 2019	$108,500	107,522
U.S. Treasury 1.625% 2019	4,000	3,964
U.S. Treasury 1.625% 2019	150	149
U.S. Treasury 1.75% 2019	16,900	16,747
U.S. Treasury 1.125% 2020	5,200	5,069
U.S. Treasury 1.75% 2020	28,600	27,976
U.S. Treasury 1.25% 2021[6]	75,300	72,397
U.S. Treasury 1.75% 2021	34,400	33,288
U.S. Treasury 2.00% 2021	77,625	76,408
U.S. Treasury 2.00% 2021	13,150	12,861
U.S. Treasury 2.125% 2021	49,555	48,634
U.S. Treasury 2.125% 2021	12,700	12,493
U.S. Treasury 1.75% 2022	176,135	169,308
American Funds Global Balanced Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2022	$170,147	$163,933
U.S. Treasury 1.875% 2022	54,700	53,066
U.S. Treasury 1.875% 2022	42,900	41,404
U.S. Treasury 1.875% 2022	10,000	9,695
U.S. Treasury 2.375% 2023	80,850	79,400
U.S. Treasury 2.50% 2023	101,200	99,868
U.S. Treasury 2.625% 2023	92,070	91,430
U.S. Treasury 2.75% 2023	92,200	92,041
U.S. Treasury 2.00% 2024	35,000	33,353
U.S. Treasury 2.125% 2024	37,600	35,943
U.S. Treasury 2.25% 2024	9,100	8,756
U.S. Treasury 2.50% 2024	18,750	18,374
U.S. Treasury 2.125% 2025	20,240	19,228
U.S. Treasury 2.00% 2026	15,700	14,584
U.S. Treasury 2.25% 2027	47,200	44,466
U.S. Treasury 2.25% 2027	28,960	27,402
U.S. Treasury 2.375% 2027	48,600	46,415
U.S. Treasury 2.75% 2028	87,650	86,185
U.S. Treasury 2.75% 2047	34,250	31,831
U.S. Treasury 3.00% 2048	19,800	19,358
		1,603,548
U.S. Treasury inflation-protected securities 1.82%
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,627	3,568
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	110,036	106,646
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	38,432	38,342
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	43,567	42,262
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,707	3,006
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	22,421	22,236
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	51,531	49,885
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	25,616	24,817
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	4,593	5,083
		295,845
Total U.S. Treasury bonds & notes		1,899,393
Corporate bonds & notes 6.93% Financials 1.61%
ACE INA Holdings Inc. 2.875% 2022	645	633
ACE INA Holdings Inc. 3.35% 2026	645	628
ACE INA Holdings Inc. 4.35% 2045	1,120	1,163
Allianz SE, 4.75% (undated)	€9,000	12,490
Aviva PLC 6.125% 2043	2,500	3,658
AXA SA, junior subordinated 5.453% (undated)	£5,625	8,463
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	€5,800	7,218
Banco de Crédito del Perú 5.375% 2020[2]	$125	131
Banco del Estado de Chile 2.668% 2021[2]	2,250	2,199
Banco Nacional de Comercio Exterior SNC 3.80% 2026[2]	1,550	1,526
Bank of America Corp. 3.55% 2024	2,100	2,085
Bank of America Corp. 3.50% 2026	2,000	1,931
Bank of America Corp. 3.419% 2028[2]	3,402	3,195
Barclays Bank PLC 6.00% 2021	€1,400	1,922
Barclays Bank PLC 10.00% 2021	£3,700	6,193
Barclays Bank PLC 6.625% 2022	€725	1,053
American Funds Global Balanced Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Inc. 3.00% 2022	$1,775	$1,768
CaixaBank, SA 5.00% 2023	€2,800	3,470
Citigroup Inc. 2.50% 2018	$890	890
Citigroup Inc. 3.20% 2026	6,329	5,899
Crédit Agricole SA 4.375% 2025[2]	3,350	3,310
Credit Suisse Group AG 3.00% 2021	3,450	3,416
Goldman Sachs Group, Inc. 2.55% 2019	670	667
Goldman Sachs Group, Inc. 2.875% 2021	4,000	3,953
Goldman Sachs Group, Inc. 5.25% 2021	900	952
Goldman Sachs Group, Inc. 2.905% 2023	6,000	5,787
Goldman Sachs Group, Inc. 3.20% 2023	3,150	3,082
Goldman Sachs Group, Inc. 3.50% 2025	10,205	9,862
Goldman Sachs Group, Inc. 3.75% 2026	1,000	970
Goldman Sachs Group, Inc. 4.75% 2045	2,835	2,882
Groupe BPCE SA 5.70% 2023[2]	7,625	8,116
Groupe BPCE SA 2.75% 2026	€5,400	6,927
HSBC Holdings PLC 4.125% 2020[2]	$560	572
HSBC Holdings PLC 2.95% 2021	570	564
HSBC Holdings PLC 4.00% 2022	1,400	1,429
HSBC Holdings PLC 3.033% 2023	4,670	4,541
HSBC Holdings PLC 3.375% 2024	€3,450	4,259
HSBC Holdings PLC 3.90% 2026	$3,365	3,326
Intesa Sanpaolo SpA 6.625% 2023	€6,500	9,732
Intesa Sanpaolo SpA 5.017% 2024[2]	$32,425	31,769
JPMorgan Chase & Co. 2.55% 2021	11,921	11,706
JPMorgan Chase & Co. 3.25% 2022	1,850	1,832
JPMorgan Chase & Co. 2.70% 2023	4,225	4,051
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,672
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,201
Morgan Stanley 3.125% 2026	$3,175	2,956
Morgan Stanley 3.875% 2026	2,705	2,666
NN Group NV, 4.625% 2044	€2,000	2,721
NN Group NV, 4.50% (undated)	6,850	9,062
PNC Financial Services Group, Inc. 2.854% 2022	$2,000	1,946
Rabobank Nederland 3.875% 2023	€2,400	3,327
Rabobank Nederland 4.625% 2023	$3,750	3,840
Rabobank Nederland 2.50% 2026	€5,450	6,930
Skandinaviska Enskilda Banken AB 2.80% 2022	$12,500	12,196
UniCredit SPA 3.75% 2022[2]	5,000	4,963
UniCredit SPA 4.625% 2027[2]	7,250	7,256
Wells Fargo & Co. 3.584% 2028	5,210	4,969
		261,925
Energy 1.01%
Chevron Corp. 1.961% 2020	5,175	5,107
Chevron Corp. 2.498% 2022	9,180	8,993
Chevron Corp. 2.954% 2026	3,225	3,084
Ecopetrol SA 5.875% 2045	440	426
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,015
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,488
Enbridge Inc. 4.25% 2026	2,685	2,661
Enbridge Inc. 3.70% 2027	2,083	1,965
Energy Transfer Partners, LP 4.00% 2027	3,067	2,866
Energy Transfer Partners, LP 4.20% 2027	610	583
American Funds Global Balanced Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Halliburton Co. 3.80% 2025	$4,210	$4,184
Kinder Morgan Energy Partners, LP 3.50% 2021	850	849
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,295
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,842
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,192
Kinder Morgan, Inc. 4.30% 2025	20,905	20,873
Kinder Morgan, Inc. 4.30% 2028	5,275	5,139
Kinder Morgan, Inc. 5.55% 2045	6,894	7,046
Petróleos Mexicanos 6.875% 2026	6,715	7,209
Petróleos Mexicanos 6.50% 2027	3,975	4,111
Petróleos Mexicanos 6.35% 2048[2]	6,415	5,915
Phillips 66 Partners LP 4.68% 2045	220	211
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,5]	54	52
Schlumberger BV 4.00% 2025[2]	3,080	3,089
Statoil ASA 3.25% 2024	4,100	4,034
Statoil ASA 3.70% 2024	1,475	1,495
TransCanada Corp. 6.50% 2018	125	126
TransCanada Corp. 7.125% 2019	125	129
TransCanada Corp. 5.875% 2076	18,000	18,585
Transocean Inc. 5.80% 2022	5,100	5,024
Transportadora de Gas Peru SA 4.25% 2028[2,5]	1,700	1,683
Tullow Oil PLC 6.25% 2022	5,000	5,081
Williams Partners LP 5.25% 2020	150	155
Williams Partners LP 4.50% 2023	1,500	1,529
Williams Partners LP 4.30% 2024	4,550	4,572
Williams Partners LP 3.90% 2025	945	921
Williams Partners LP 4.00% 2025	21,448	20,862
		164,391
Health care 0.98%
Abbott Laboratories 3.75% 2026	4,000	3,947
AbbVie Inc. 2.50% 2020	7,400	7,315
AbbVie Inc. 3.60% 2025	1,400	1,360
AbbVie Inc. 3.20% 2026	7,952	7,453
AbbVie Inc. 4.50% 2035	535	530
Aetna Inc. 2.80% 2023	395	377
Allergan PLC 3.00% 2020	1,870	1,858
Allergan PLC 3.80% 2025	19,330	18,556
Allergan PLC 4.55% 2035	3,290	3,100
Allergan PLC 4.75% 2045	1,005	951
Amgen Inc. 1.85% 2021	770	737
Amgen Inc. 2.25% 2023	9,850	9,217
Baxalta Inc. 4.00% 2025	3,185	3,119
Becton, Dickinson and Co. 2.675% 2019	4,356	4,325
Becton, Dickinson and Co. 2.894% 2022	2,545	2,466
Becton, Dickinson and Co. 3.734% 2024	1,178	1,150
Becton, Dickinson and Co. 3.70% 2027	2,895	2,745
EMD Finance LLC 3.25% 2025[2]	6,100	5,868
Medtronic, Inc. 3.50% 2025	8,000	7,920
Roche Holdings, Inc. 3.35% 2024[2]	17,400	17,242
Shire PLC 2.40% 2021	5,857	5,622
Shire PLC 2.875% 2023	2,486	2,348
Shire PLC 3.20% 2026	905	828
Teva Pharmaceutical Finance Company BV 3.15% 2026	47,572	37,947
American Funds Global Balanced Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 4.10% 2046	$7,700	$5,701
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	7,454	6,751
		159,433
Consumer discretionary 0.91%
Amazon.com, Inc. 3.30% 2021	37,700	38,006
Amazon.com, Inc. 2.80% 2024[2]	7,345	7,064
Amazon.com, Inc. 3.15% 2027[2]	4,265	4,091
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	10,050	10,000
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	1,975	1,863
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	10,275	9,850
DaimlerChrysler North America Holding Corp. 2.20% 2021	2,700	2,590
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	10,500	10,407
Ford Motor Credit Co. 3.20% 2021	8,400	8,329
Ford Motor Credit Co. 3.339% 2022	1,650	1,617
Hyundai Capital America 2.55% 2020[2]	5,750	5,654
Hyundai Capital America 3.25% 2022[2]	2,732	2,657
Hyundai Capital Services Inc. 2.625% 2020[2]	2,185	2,137
Hyundai Capital Services Inc. 3.75% 2023[2]	5,400	5,307
Li & Fung Ltd. 6.00% (undated)	10,000	10,013
McDonald’s Corp. 3.35% 2023	2,335	2,331
McDonald’s Corp. 3.70% 2026	1,355	1,353
McDonald’s Corp. 4.875% 2045	910	964
News America Inc. 3.00% 2022	20,000	19,642
Thomson Reuters Corp. 4.30% 2023	1,950	1,977
Time Warner Inc. 4.75% 2021	1,300	1,352
		147,204
Utilities 0.70%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[2]	4,800	4,696
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,160
CMS Energy Corp. 3.60% 2025	4,850	4,745
Colbun SA 3.95% 2027[2]	6,330	6,010
Dubai Electricity & Water Authority 7.375% 2020	750	820
Duke Energy Carolinas, Inc. 3.05% 2023	8,535	8,481
Duke Energy Corp. 3.75% 2024	3,950	3,942
Duke Energy Corp. 2.65% 2026	4,700	4,259
Electricité de France SA 6.00% 2114	£500	943
Enel Finance International SA 2.75% 2023[2]	$10,800	10,341
Enel Finance International SA 3.625% 2027[2]	6,375	6,025
Enel Finance International SA 3.50% 2028[2]	3,800	3,523
Enersis Américas SA 4.00% 2026	4,690	4,555
Exelon Corp. 3.497% 2022	1,350	1,330
Exelon Corp. 3.40% 2026	4,390	4,202
FirstEnergy Corp. 3.90% 2027	5,935	5,812
FirstEnergy Corp. 3.50% 2028[2]	1,390	1,316
FirstEnergy Corp. 4.85% 2047	1,085	1,129
Niagara Mohawk Power Corp. 3.508% 2024[2]	2,380	2,371
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,711
Pacific Gas and Electric Co. 2.95% 2026	1,035	955
Pacific Gas and Electric Co. 3.30% 2027	7,520	7,047
Pacific Gas and Electric Co. 3.30% 2027[2]	3,250	3,032
Pacific Gas and Electric Co. 4.25% 2046	3,075	2,906
Pacific Gas and Electric Co. 3.95% 2047[2]	2,920	2,644
American Funds Global Balanced Fund — Page 11 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	$2,450	$2,459
State Grid Overseas Investment Ltd. 3.50% 2027[2]	15,000	14,292
		113,706
Consumer staples 0.68%
Altria Group, Inc. 2.625% 2020	1,700	1,690
Altria Group, Inc. 4.75% 2021	3,300	3,439
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,306
Anheuser-Busch InBev NV 3.50% 2024	2,540	2,530
Anheuser-Busch InBev NV 4.00% 2028	2,800	2,790
Anheuser-Busch InBev NV 4.90% 2046	1,375	1,421
British American Tobacco PLC 2.297% 2020[2]	33,000	32,303
British American Tobacco PLC 2.764% 2022[2]	15,270	14,670
British American Tobacco PLC 3.557% 2027[2]	4,460	4,188
British American Tobacco PLC 4.39% 2037[2]	1,940	1,861
CVS Health Corp. 3.125% 2020	1,600	1,601
CVS Health Corp. 3.35% 2021	845	847
CVS Health Corp. 3.70% 2023	6,140	6,123
CVS Health Corp. 4.10% 2025	1,090	1,087
CVS Health Corp. 4.30% 2028	7,185	7,096
CVS Health Corp. 4.78% 2038	3,905	3,864
CVS Health Corp. 5.05% 2048	9,405	9,623
General Mills, Inc. 3.20% 2021	815	814
Philip Morris International Inc. 2.00% 2020	2,330	2,291
Philip Morris International Inc. 2.625% 2022	2,680	2,609
Philip Morris International Inc. 4.25% 2044	2,700	2,620
Reynolds American Inc. 4.00% 2022	670	676
Reynolds American Inc. 4.45% 2025	4,190	4,247
		109,696
Telecommunication services 0.41%
AT&T Inc. 3.90% 2027	4,395	4,442
AT&T Inc. 4.250% 2027	2,130	2,117
AT&T Inc. 4.10% 2028[2]	8,713	8,478
AT&T Inc. 4.90% 2037	4,380	4,434
CenturyLink, Inc. 7.50% 2024	3,685	3,768
CenturyLink, Inc., Series T, 5.80% 2022	4,907	4,907
Deutsche Telekom International Finance BV 1.95% 2021[2]	1,625	1,553
Deutsche Telekom International Finance BV 2.82% 2022[2]	4,625	4,518
Deutsche Telekom International Finance BV 3.60% 2027[2]	6,025	5,814
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,237
France Télécom 5.625% 2018	€500	606
France Télécom 5.375% 2050	£2,000	3,898
Sprint Corp. 11.50% 2021	$925	1,110
T-Mobile US, Inc. 6.375% 2025	2,500	2,631
T-Mobile US, Inc. 6.50% 2026	11,275	12,008
Verizon Communications Inc. 4.50% 2033	4,000	3,932
Verizon Communications Inc. 4.272% 2036	241	225
		66,678
Materials 0.26%
CEMEX SAB de CV 5.70% 2025	9,030	9,161
First Quantum Minerals Ltd. 7.25% 2022[2]	15,550	15,755
Vale SA 6.25% 2026	3,360	3,714
American Funds Global Balanced Fund — Page 12 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Vale SA 6.875% 2036	$2,040	$2,376
Vale SA 6.875% 2039	10,075	11,809
Vale SA 5.625% 2042	125	130
		42,945
Information technology 0.16%
Apple Inc. 3.35% 2027	2,650	2,595
Apple Inc. 2.50% 2022	2,970	2,912
Microsoft Corp. 2.40% 2026	3,800	3,493
Microsoft Corp. 3.30% 2027	8,920	8,737
Oracle Corp. 3.25% 2027	9,320	8,954
		26,691
Real estate 0.15%
American Campus Communities, Inc. 3.35% 2020	145	145
American Campus Communities, Inc. 3.75% 2023	3,040	3,031
American Campus Communities, Inc. 4.125% 2024	3,730	3,701
Corporate Office Properties LP 3.60% 2023	240	233
Essex Portfolio LP 3.50% 2025	5,120	4,959
Essex Portfolio LP 3.375% 2026	1,545	1,466
Kimco Realty Corp. 3.40% 2022	355	351
Kimco Realty Corp. 2.70% 2024	1,585	1,476
Scentre Group 3.75% 2027[2]	790	766
WEA Finance LLC 2.70% 2019[2]	1,070	1,063
WEA Finance LLC 3.25% 2020[2]	3,405	3,392
WEA Finance LLC 3.75% 2024[2]	2,070	2,037
Westfield Corp. Ltd. 3.15% 2022[2]	1,510	1,482
		24,102
Industrials 0.06%
Autoridad del Canal de Panama 4.95% 2035[2,5]	1,300	1,363
Autoridad del Canal de Panama 4.95% 2035[5]	1,025	1,075
ENA Norte Trust 4.95% 2028[2,5]	845	869
GE Capital European Funding 5.375% 2020	€1,500	1,980
Lima Metro Line Finance Ltd. 5.875% 2034[2,5]	$2,938	2,990
Lockheed Martin Corp. 3.10% 2023	335	331
Lockheed Martin Corp. 3.55% 2026	555	547
Red de Carreteras de Occidente 9.00% 2028[5]	MXN18,470	952
		10,107
Total corporate bonds & notes		1,126,878
Mortgage-backed obligations 0.58% Federal agency mortgage-backed obligations 0.42%
Fannie Mae 3.00% 2033[5,7]	$7,600	7,527
Fannie Mae 6.00% 2037[5]	132	146
Fannie Mae 4.00% 2041[5]	164	168
Fannie Mae 4.00% 2041[5]	129	133
Fannie Mae 4.00% 2041[5]	106	109
Fannie Mae 4.00% 2041[5]	32	33
Fannie Mae 3.50% 2048[5,7]	12,600	12,485
Fannie Mae 4.00% 2048[5,7]	37,300	37,915
American Funds Global Balanced Fund — Page 13 of 16

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2048[5,7]	$6,800	$7,067
Government National Mortgage Assn. 4.00% 2045[5]	3,362	3,464
		69,047
Other mortgage-backed securities 0.15%
Korea Housing Finance Corp. 2.50% 2020[2,5]	3,600	3,519
Korea Housing Finance Corp. 2.00% 2021[2,5]	5,900	5,607
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr86,155	14,495
		23,621
Commercial mortgage-backed securities 0.01%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,5]	$1,960	1,947
Total mortgage-backed obligations		94,615
Total bonds, notes & other debt instruments (cost: $5,795,854,000)		5,752,442
Short-term securities 5.03%
Australia & New Zealand Banking Group, Ltd. 1.89% due 5/11/2018[2]	59,200	59,170
Bank of Nova Scotia 1.75% due 5/9/2018[2]	44,700	44,681
CAFCO, LLC 1.82% due 5/24/2018[2]	22,500	22,472
CPPIB Capital Inc. 1.86% due 5/16/2018[2]	30,000	29,976
CRC Funding, LLC 2.00% due 5/29/2018[2]	50,000	49,923
Essilor International 1.88% due 6/15/2018[2]	20,000	19,950
Federal Home Loan Bank 1.61%–1.70% due 5/4/2018–6/14/2018	215,000	214,704
Liberty Street Funding Corp. 1.77%–2.31% due 5/1/2018–7/19/2018[2]	45,000	44,899
Mizuho Bank, Ltd. 1.88%–2.00% due 5/10/2018–5/25/2018[2]	122,100	122,002
Province of Alberta 1.70% due 5/10/2018[2]	30,000	29,985
Siemens Capital Co. LLC 1.82% due 5/24/2018[2]	40,000	39,952
Société Générale 1.59% due 5/1/2018[2]	63,550	63,547
Thailand Treasury Bills 1.36% due 12/6/2018	THB282,000	8,865
U.S. Treasury Bills 1.57%–1.75% due 7/12/2018–7/19/2018	$69,700	69,439
Total short-term securities (cost: $819,467,000)		819,565
Total investment securities 100.29% (cost: $14,905,217,000)		16,322,599
Other assets less liabilities (0.29)%		(47,973)
Net assets 100.00%		$16,274,626
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 4/30/2018 (000)
Purchases (000)	Sales (000)
GBP15,497	EUR17,754	JPMorgan Chase	5/3/2018	$(107)
GBP20,295	EUR23,250	JPMorgan Chase	5/4/2018	(139)
NOK111,700	USD14,450	Bank of America, N.A.	5/4/2018	(524)
GBP15,436	USD22,000	Citibank	5/4/2018	(745)
American Funds Global Balanced Fund — Page 14 of 16

unaudited
Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 4/30/2018 (000)
Purchases (000)	Sales (000)
USD33,594	INR2,192,700	JPMorgan Chase	5/7/2018	$764
USD14,984	ILS52,300	JPMorgan Chase	5/9/2018	443
USD8,221	ZAR99,000	UBS AG	5/9/2018	289
USD7,589	BRL25,000	Citibank	5/23/2018	469
USD7,106	PLN24,300	JPMorgan Chase	5/23/2018	181
USD8,494	CAD10,700	Citibank	5/23/2018	156
USD21,145	MYR82,000	JPMorgan Chase	5/24/2018	264
USD8,638	ILS30,400	Bank of America, N.A.	5/24/2018	178
USD5,630	AUD7,250	Bank of America, N.A.	5/24/2018	172
USD20,607	CAD26,290	Goldman Sachs	5/24/2018	121
USD2,758	CAD3,500	Bank of America, N.A.	5/24/2018	31
JPY5,050,732	USD47,352	JPMorgan Chase	5/24/2018	(1,075)
JPY6,261,906	USD58,592	Goldman Sachs	5/24/2018	(1,217)
USD28,562	PLN97,875	Bank of America, N.A.	5/25/2018	669
USD8,756	INR574,000	Bank of America, N.A.	5/25/2018	180
USD6,889	CZK143,000	JPMorgan Chase	5/25/2018	133
USD14,288	INR955,000	Citibank	5/25/2018	20
EUR2,558	USD3,160	Bank of America, N.A.	5/25/2018	(66)
JPY1,032,361	USD9,745	Citibank	5/25/2018	(285)
EUR38,533	USD47,485	Citibank	5/25/2018	(864)
USD10,658	COP29,860,257	JPMorgan Chase	5/29/2018	30
USD21,439	KRW23,205,800	Bank of America, N.A.	5/29/2018	(304)
EUR11,766	USD14,620	Bank of America, N.A.	5/29/2018	(380)
GBP7,109	USD10,230	Bank of America, N.A.	5/30/2018	(428)
USD33,879	AUD43,650	Citibank	5/31/2018	1,015
USD17,186	CAD21,625	Bank of America, N.A.	5/31/2018	332
USD7,155	CAD9,000	UBS AG	5/31/2018	141
USD25,097	INR1,690,000	Citibank	5/31/2018	(135)
JPY1,606,510	USD15,039	Bank of America, N.A.	5/31/2018	(312)
JPY2,988,388	USD27,958	JPMorgan Chase	5/31/2018	(563)
EUR22,949	USD28,400	Bank of America, N.A.	5/31/2018	(622)
JPY6,887,482	USD64,436	JPMorgan Chase	5/31/2018	(1,298)
NOK32,805	USD4,235	Citibank	6/5/2018	(140)
NOK43,571	USD5,623	JPMorgan Chase	6/5/2018	(185)
JPY3,140,071	USD29,357	UBS AG	6/5/2018	(562)
USD8,403	INR555,238	Goldman Sachs	6/6/2018	118
USD7,004	MXN129,600	Bank of America, N.A.	6/6/2018	116
CHF9,278	USD9,585	Goldman Sachs	6/6/2018	(191)
CHF12,310	USD12,714	Bank of America, N.A.	6/6/2018	(251)
EUR22,273	USD27,587	UBS AG	6/6/2018	(613)
USD32,854	MYR129,000	JPMorgan Chase	6/7/2018	18
USD28,476	PLN98,800	JPMorgan Chase	6/8/2018	312
USD15,774	GBP11,300	Bank of America, N.A.	6/8/2018	187
USD27,065	EUR22,275	Citibank	6/8/2018	84
USD12,910	ILS46,300	Bank of America, N.A.	6/14/2018	9
USD69,712	GBP49,000	JPMorgan Chase	6/22/2018	2,075
USD16,496	INR1,100,600	Citibank	9/24/2018	266
USD16,934	BRL57,000	Citibank	11/29/2018	945
USD3,835	BRL12,950	Citibank	11/29/2018	203
USD16,380	BRL55,250	Citibank	2/25/2019	974
American Funds Global Balanced Fund — Page 15 of 16

unaudited
Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 4/30/2018 (000)
Purchases (000)	Sales (000)
USD27,494	BRL92,500	JPMorgan Chase	3/15/2019	$1,732
USD4,244	BRL14,800	JPMorgan Chase	3/15/2019	122
				$1,743
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $5,522,676,000, which represented 33.93% of the net assets of the fund. This amount includes $5,258,671,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $960,416,000, which represented 5.90% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,615,000, which represented .02% of the net assets of the fund.
[7]	Purchased on a TBA basis.

Key to abbreviations and symbols
ADR = American Depositary Receipts	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NOK/NKr = Norwegian kroner
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
DKr = Danish kroner	RUB = Russian rubles
EUR/€ = Euros	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
HKD = Hong Kong dollars	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-037-0618O-S60739	American Funds Global Balanced Fund — Page 16 of 16

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Vice President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Vice President and Principal Executive Officer

Date: June 29, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 29, 2018